                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

May 24, 2007

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

                  Re:      OFI Tremont Market Neutral Hedge Fund
                           1933 Act File No. 333-111257/1940 Act File No. 811-21109
                           EDGAR Filing of Post Effective Amendment

To the Securities and Exchange Commission:

         An  electronic  ("EDGAR")  filing is hereby  made  under the  Securities  Act of 1933,  as amended  (the  "1933  Act") and the
Investment  Company Act of 1940,  as amended (the  "Investment  Company Act") on behalf of OFI Tremont  Market  Neutral Hedge Fund (the
"Fund").  This filing is subject to  completion  and  includes  Post-Effective  Amendment  No. 13 to the Fund's  1933 Act  Registration
Statement on Form N-2 and  Amendment  No. 15 to its  Investment  Company Act  Registration  Statement.  It is proposed this filing will become effective pursuant to section 8(c).

         We will be filing at a later date a  Post-Effective  Amendment to the Fund's  Registration  Statement that contains the Fund's audited financial  statements at fiscal year-end March 31, 2007, together with a signed consent from the Independent  Registered Public
Accounting Firm and other updated financial information.

         The  Securities  and Exchange  Commission  Staff is requested to address any comments or questions you may have on this filing to:

                           Nancy S. Vann
                           Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street, 16th Floor
                           New York, New York 10281-1008
                           212-323-5089
                           nvann@oppenheimerfunds.com

                                                     Sincerely,

                                                     /s/ Mitchell J. Lindauer
                                                     ------------------------------------------
                                                     Mitchell J. Lindauer
                                                     Vice President & Assistant General Counsel
                                                     Phone: 212. 323.0254

cc:      Larry Greene (SEC)
         Mayer, Brown, Rowe & Maw, LLP
         KPMG, LLP
         Gloria LaFond